Geographic Information (Details) - CAD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Revenue	$ 36,518	$ 57,519	$ 44,245
Based On Revenue [Member]
Disclosure of geographical areas [line items]
Revenue		57,519	44,245
Based On Non Current Assets [Member]
Disclosure of geographical areas [line items]
Non-current assets	256,807	256,807	42,128
Canada | Based On Revenue [Member]
Disclosure of geographical areas [line items]
Revenue		49,533	44,245
Canada | Based On Non Current Assets [Member]
Disclosure of geographical areas [line items]
Non-current assets	255,315	255,315	$ 42,128
Europe [Member] | Based On Revenue [Member]
Disclosure of geographical areas [line items]
Revenue		7,287
Europe [Member] | Based On Non Current Assets [Member]
Disclosure of geographical areas [line items]
Non-current assets	609	609
Other [Member] | Based On Revenue [Member]
Disclosure of geographical areas [line items]
Revenue		699
Other [Member] | Based On Non Current Assets [Member]
Disclosure of geographical areas [line items]
Non-current assets	$ 883	$ 883